Intangibles Assets - Summary of the ranges of projected EBITDA as a percentage of revenue by CGUs (Details)	Dec. 31, 2025
Bottom of range [member] | Radioncologia S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	44
Bottom of range [member] | Laboratorio Cantella S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	20.4
Bottom of range [member] | R&R Patólogos Asociados S.A.C. (R&R)
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	20.4
Bottom of range [member] | Servimédicos S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	24.2
Bottom of range [member] | Clínica Bellavista S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	(1.1)
Bottom of range [member] | Patología Oncológica S.A.C [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	21.2
Bottom of range [member] | Oncogenomics S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	14.9
Bottom of range [member] | Promotora Médica Las Américas S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	17.7
Bottom of range [member] | Oncomedica S.A.S. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	17
Bottom of range [member] | Hospital y Clnica OCA S.A. de C.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	31.7
Bottom of range [member] | Auna Seguros, S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	11
Top of range [member] | Radioncologia S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	47
Top of range [member] | Laboratorio Cantella S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	25.7
Top of range [member] | R&R Patólogos Asociados S.A.C. (R&R)
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	25.7
Top of range [member] | Servimédicos S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	24.9
Top of range [member] | Clínica Bellavista S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	3.7
Top of range [member] | Patología Oncológica S.A.C [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	30.6
Top of range [member] | Oncogenomics S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	18.6
Top of range [member] | Promotora Médica Las Américas S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	18.2
Top of range [member] | Oncomedica S.A.S. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	23.7
Top of range [member] | Hospital y Clnica OCA S.A. de C.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	36.5
Top of range [member] | Auna Seguros, S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	24